PROPERTY, PLANT AND EQUIPMENT, NET (Details Narrative)			9 Months Ended		12 Months Ended
	Mar. 18, 2021 USD ($)	Mar. 18, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Depreciation expense					$ 5,117	$ 979,999
Compensation expenses	$ 18,100,000	¥ 115,200,000
Gain (loss) on disposition of intangible assets					7,648,423
Gain (loss) on disposition of intangible assets					$ 872,045
Sichuan Vtouch [Member]
Rent expenses			$ 47,076	¥ 300,000